TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 27,700	SFr 28,400
Securities lending transactions	4,100	5,700
Obligation to return securities received as collateral, at fair value	50,773	40,219
Total	82,600	74,300
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,700	8,600
Securities lending transactions	100	100
Obligation to return securities received as collateral, at fair value	5,600	1,800
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,000	2,500
Obligation to return securities received as collateral, at fair value	0	100
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	700
Securities lending transactions	3,500	5,400
Obligation to return securities received as collateral, at fair value	39,300	33,000
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,900	200
Securities lending transactions	100	100
Obligation to return securities received as collateral, at fair value	100	0
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,100	16,400
Securities lending transactions	400	100
Obligation to return securities received as collateral, at fair value	5,800	5,300
No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,800	5,200
Securities lending transactions	4,000	5,700
Obligation to return securities received as collateral, at fair value	50,200	40,000
Total	60,000	50,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	11,800	15,100
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	300	100
Total	12,100	15,200
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,900	5,900
Securities lending transactions	100	0
Obligation to return securities received as collateral, at fair value	300	100
Total	6,300	6,000
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,200	2,200
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	0	0
Total	4,200	2,200
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	27,700	28,500
Securities lending transactions	4,100	5,700
Obligation to return securities received as collateral, at fair value	50,773	40,219
Total	82,600	74,400
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,700	8,600
Securities lending transactions	100	100
Obligation to return securities received as collateral, at fair value	5,600	1,800
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,000	2,500
Obligation to return securities received as collateral, at fair value	0	100
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	700
Securities lending transactions	3,500	5,400
Obligation to return securities received as collateral, at fair value	39,300	33,000
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,800	200
Securities lending transactions	100	100
Obligation to return securities received as collateral, at fair value	100	0
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,200	16,500
Securities lending transactions	400	100
Obligation to return securities received as collateral, at fair value	5,800	5,300
Bank | No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,800	5,200
Securities lending transactions	4,000	5,700
Obligation to return securities received as collateral, at fair value	50,200	40,000
Total	60,000	50,900
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	11,800	15,200
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	300	100
Total	12,100	15,300
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,900	5,900
Securities lending transactions	100	0
Obligation to return securities received as collateral, at fair value	300	100
Total	6,300	6,000
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,200	2,200
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 4,200	SFr 2,200